Warrants (Details 1) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Summary of warrants activities
Number of Units, Beginning balance	12,770,636	5,364,557
Number of Units, Granted		7,406,079	5,364,557
Number of Units, Ending Balance	9,535,694	12,770,636	5,364,557
Weighted Average Exercise Price, Beginning balance	$ 0.97	$ 0.51
Weighted Average Exercise Price, Granted		$ 1.32	$ 0.51
Weighted Average Exercise Price, Ending Balance	$ 0.77	$ 0.97	$ 0.51
Weighted Average Remaining Contractual Term (in years), Granted		3 years 9 months 4 days	6 years 9 months 4 days
Weighted Average Remaining Contractual Term (in years), Outstanding	5 years 4 months 2 days	4 years 5 months 23 days	6 years 9 months 4 days
Aggregate Intrinsic Value, Beginning balance	$ 6,114,768	$ 3,261,367
Aggregate Intrinsic Value, Ending Balance	$ 9,691,302	$ 6,114,768	$ 3,261,367